Property, Plant And Equipment And Energy Infrastructure Assets - Summary Of Property Plant And Equipment And Rental Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 96,414
Ending Balance	152,505	$ 96,414
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	199,992	198,544
Acquisition	60,395
Additions	8,043	5,154
Reclassification	(407)	(404)
Disposals	(3,031)	(2,502)
Currency translation effects	5,250	(800)
Ending Balance	270,242	199,992
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(103,578)	(95,908)
Depreciation charge	(15,557)	(10,407)
Disposals	2,814	2,417
Currency translation effects	(1,416)	320
Ending Balance	(117,737)	(103,578)
Energy infrastructure assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	610,328
Ending Balance	1,250,338	610,328
Energy infrastructure assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	839,734	881,684
Acquisition	581,338
Additions	107,797	52,187
Disposals	(23,233)	(82,304)
Currency translation effects	36,318	(11,833)
Ending Balance	1,541,954	839,734
Energy infrastructure assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(229,406)	(243,870)
Depreciation charge	(83,289)	(55,466)
Impairment	(1,233)	(537)
Disposals	9,671	62,990
Currency translation effects	12,641	7,477
Ending Balance	(291,616)	(229,406)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18,411
Ending Balance	23,559	18,411
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18,411	18,471
Acquisition	4,237
Additions	0
Disposals	(6)
Currency translation effects	917	(60)
Ending Balance	23,559	18,411
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	63,934
Ending Balance	92,734	63,934
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	114,021	112,179
Acquisition	31,864
Additions	6	0
Reclassification	885	2,327
Disposals	(1,100)	(66)
Currency translation effects	5,724	(419)
Ending Balance	151,400	114,021
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(50,087)	(44,334)
Depreciation charge	(7,205)	(5,956)
Disposals	987	66
Currency translation effects	(2,361)	137
Ending Balance	(58,666)	(50,087)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,001
Ending Balance	31,627	11,001
Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	64,492	63,844
Acquisition	22,952
Additions	2,001	831
Reclassification	4,022	2,566
Disposals	(1,925)	(2,436)
Currency translation effects	(844)	(313)
Ending Balance	90,698	64,492
Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(53,491)	(51,574)
Depreciation charge	(8,352)	(4,451)
Disposals	1,827	2,351
Currency translation effects	945	183
Ending Balance	(59,071)	(53,491)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,068
Ending Balance	4,585	3,068
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,068	4,050
Acquisition	1,342
Additions	6,036	4,323
Reclassification	(5,314)	(5,297)
Currency translation effects	(547)	(8)
Ending Balance	$ 4,585	$ 3,068